JPMORGAN FUNDS

JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
(All Share Classes)
(Each a series of JPMorgan Trust I)

Supplement dated November 27, 2007
to the Statement of Additional Information dated November 1, 2007

Effective November 30, 2007, the name of the R Class Shares is changed to Class R5 Shares. Therefore all references to R Class Shares in the Statement of Additional Information dated November 1, 2007 should now read Class R5 Shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-SMTR5-1107